Schedule of Fair Value on Recurring Basis (Details) - USD ($)		Jun. 30, 2025		Jan. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Goodwill		$ 21,991,721	[1]	$ 3,019,246	$ 18,972,475	[1]	$ 2,171,526
Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrant liabilities - public		4,600			2,300		575,000
Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Definite-lived intangibles	[2]				3,903,320
Definite-lived intangibles	[3]				3,883,853
Goodwill	[3]				18,972,475		2,171,526
GEM warrant liabilities					15,000		641,000
Agile term notes					3,143,000
1800 Diagonal convertible notes					432,000
Yorkville convertible note							1,766,000
Vidello [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Goodwill	[4]	3,019,246
Open Reel [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Goodwill		16,800,949			16,800,949
Open Reel [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Goodwill	[2]				19,526,409
Related Party [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Bifurcated embedded derivative asset - related party		1,000			63,000
Definite-lived intangibles	[4]	3,903,320			3,903,320
Definite-lived intangibles	[1]	8,635,827			3,883,853
GEM warrant liabilities		3,000			15,000
Agile term notes		4,131,000			3,143,000
1800 Diagonal convertible notes		530,000			432,000		6,651,671
Private Placement Convertible Notes		2,676,000					6,783,538
Private Placement Warrants		$ 361,000
Related Party [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Bifurcated embedded derivative asset - related party					$ 63,000

[1]	Measured at period-end.
[2]	Certain assets measured at the acquisition date
[3]	Measured at year-end impairment testing
[4]	Certain assets measured at the acquisition date.